Cost of sales	12 Months Ended
Mar. 31, 2026
Disclosure Of Cost of Goods Sold And Services Rendered [Abstract]
Cost of sales

28.    Cost of sales

Cost of sales information is presented before any depreciation or amortization that is direct and attributable to revenue sources. The Group’s asset base deployed in the business is not easily split into a component that is directly attributable to a business and a component that is common / indirect to all the businesses. The major items of cost of sales are as follows:

	Year ended
	March 31, 2026	March 31, 2025	March 31, 2024

Personnel expenses	2,892	2,874	2,859
Network Costs	9,478	9,032	7,869
Cost of Hardware / Software	4,598	4,419	4,327
Power Costs	6,490	5,593	4,623
	23,458	21,918	19,678